CONDENSED CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Jun. 30, 2024		Dec. 31, 2023
Assets
Cash and balances at central banks	£ 49,154		£ 57,909
Financial assets at fair value through profit or loss	2,265		1,862
Derivative financial instruments	2,688		3,165
Loans and advances to banks	7,067		8,810
Loans and advances to customers	435,310		433,124
Reverse repurchase agreements	42,273		32,751
Debt securities	12,619		12,546
Due from fellow Lloyds Banking Group undertakings	789		840
Financial assets at amortised cost	498,058		488,071
Financial assets at fair value through other comprehensive income	27,521		27,337
Goodwill and other intangible assets	5,870		5,837
Current tax recoverable	846		1,026
Deferred tax assets	4,622		4,636
Retirement benefit assets	3,379		3,624
Other assets	13,959		11,938
Total assets	608,362		605,405
Liabilities
Deposits from banks	2,973		3,557
Customer deposits	446,165		441,953
Repurchase agreements	37,848		37,702
Due to fellow Lloyds Banking Group undertakings	5,168		2,932
Financial liabilities at fair value through profit or loss	4,909		5,255
Derivative financial instruments	3,980		4,307
Notes in circulation	1,766		1,392
Debt securities in issue at amortised cost	48,725		52,449
Other liabilities	8,468		6,260
Retirement benefit obligations	130		136
Current tax liabilities	28		23
Deferred tax liabilities	146		157
Provisions	1,653		1,916
Subordinated liabilities	6,764		6,935
Total liabilities	568,723		564,974
Equity
Share capital	1,574		1,574
Share premium account	600		600
Other reserves	2,167		2,395
Retained profits	30,211		30,786
Ordinary shareholders’ equity	34,552		35,355
Other equity instruments	5,018		5,018
Total equity excluding non-controlling interests	39,570		40,373
Non-controlling interests	69		58
Total equity	39,639	[1]	40,431	[2]
Total equity and liabilities	£ 608,362		£ 605,405

[1]	Total equity attributable to owners of the parent was £39,570 million
[2]	Total equity attributable to owners of the parent was £40,373 million